FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 27,179	$ 19,555
Financial assets pledged as collateral for liabilities or contingent liabilities	7,200	4,100
Disclosure of financial liabilities [line items]
Financial liabilities	146,083	100,015
Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	5,087	5,400
Financial liabilities at fair value through other comprehensive income [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans and Receivables/Other Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	140,996	94,615
Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	4,026	2,677
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets		1,947
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets		14,931
Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets	2,117
Loans and Receivables and Other Financial Liabilities
Disclosure of financial assets [line items]
Financial assets	21,036
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	6,409	5,659
Corporate borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Financial liabilities at fair value through other comprehensive income [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Corporate borrowings | Loans and Receivables/Other Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	6,409	5,659
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	103,209	63,721
Property-specific borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Financial liabilities at fair value through other comprehensive income [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings | Loans and Receivables/Other Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	103,209	63,721
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	8,600	9,009
Subsidiary borrowings | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Financial liabilities at fair value through other comprehensive income [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary borrowings | Loans and Receivables/Other Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	8,600	9,009
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	111,809	72,730
Property-specific borrowings and subsidiary borrowings [Member] | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Financial liabilities at fair value through other comprehensive income [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Property-specific borrowings and subsidiary borrowings [Member] | Loans and Receivables/Other Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	111,809	72,730
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	23,989	17,965
Accounts payable and other | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	3,362	3,841
Accounts payable and other | Financial liabilities at fair value through other comprehensive income [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other | Loans and Receivables/Other Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	20,627	14,124
Accounts payable and other | Derivatives
Disclosure of financial assets [line items]
Nominal amount of derivative positions	465	950
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	3,876	3,661
Subsidiary equity obligations | Fair Value Through Profit or Loss
Disclosure of financial liabilities [line items]
Financial liabilities	1,725	1,559
Subsidiary equity obligations | Financial liabilities at fair value through other comprehensive income [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Subsidiary equity obligations | Loans and Receivables/Other Financial Liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	2,151	2,102
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	8,390	5,139
Cash and cash equivalents | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets		0
Cash and cash equivalents | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets		5,139
Cash and cash equivalents | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets	0
Cash and cash equivalents | Loans and Receivables and Other Financial Liabilities
Disclosure of financial assets [line items]
Financial assets	8,390
Government bonds
Disclosure of financial assets [line items]
Financial assets	88	49
Government bonds | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	68	34
Government bonds | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets		15
Government bonds | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets		0
Government bonds | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets	20
Government bonds | Loans and Receivables and Other Financial Liabilities
Disclosure of financial assets [line items]
Financial assets	0
Corporate bonds
Disclosure of financial assets [line items]
Financial assets	905	643
Corporate bonds | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	536	382
Corporate bonds | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets		253
Corporate bonds | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets		8
Corporate bonds | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets	96
Corporate bonds | Loans and Receivables and Other Financial Liabilities
Disclosure of financial assets [line items]
Financial assets	273
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets	1,037	662
Fixed income securities and other | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	570	230
Fixed income securities and other | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets		432
Fixed income securities and other | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets		0
Fixed income securities and other | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets	311
Fixed income securities and other | Loans and Receivables and Other Financial Liabilities
Disclosure of financial assets [line items]
Financial assets	156
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets	1,818	1,614
Loans and receivables, category [member] | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	50	63
Loans and receivables, category [member] | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets		0
Loans and receivables, category [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets		1,551
Loans and receivables, category [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets	0
Loans and receivables, category [member] | Loans and Receivables and Other Financial Liabilities
Disclosure of financial assets [line items]
Financial assets	1,768
Common shares and warrants
Disclosure of financial assets [line items]
Financial assets	2,379	1,832
Common shares and warrants | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	689	585
Common shares and warrants | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets		1,247
Common shares and warrants | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets		0
Common shares and warrants | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets	1,690
Common shares and warrants | Loans and Receivables and Other Financial Liabilities
Disclosure of financial assets [line items]
Financial assets	0
Other financial assets
Disclosure of financial assets [line items]
Financial assets	6,227	4,800
Other financial assets | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	1,913	1,294
Other financial assets | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets		1,947
Other financial assets | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets		1,559
Other financial assets | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets	2,117
Other financial assets | Loans and Receivables and Other Financial Liabilities
Disclosure of financial assets [line items]
Financial assets	2,197
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets	12,562	9,616
Accounts receivable and other | Fair Value Through Profit or Loss
Disclosure of financial assets [line items]
Financial assets	2,113	1,383
Accounts receivable and other | Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets		0
Accounts receivable and other | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Financial assets		8,233
Accounts receivable and other | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets	0
Accounts receivable and other | Loans and Receivables and Other Financial Liabilities
Disclosure of financial assets [line items]
Financial assets	10,449
Accounts receivable and other | Derivatives
Disclosure of financial assets [line items]
Nominal amount of derivative positions	$ 1,500	$ 630